Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Schedule of Revenues

Revenues consist of the following:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Developer services	23,196	38,795	60,106	8,742
Data solutions
Targeted Marketing	43,149	221,153	572,796	83,310
Other vertical data solutions	3,977	24,761	81,239	11,816
Total data solutions	47,126	245,914	654,035	95,126
Total revenues	70,322	284,709	714,141	103,868